TAXES ON INCOME (Summary of Taxes On Income Summary) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current taxes	$ 6,188	$ 3,255	$ 6,865
Deferred taxes	439	582	(1,986)
Actual tax expense	6,627	3,837	4,879
Domestic	3,651	1,079	2,820
Foreign	2,976	2,758	2,059
Taxes on income	$ 6,627	$ 3,837	$ 4,879